Cover	9 Months Ended
Sep. 30, 2026
Cover [Abstract]
Entity Registrant Name	AVINO SILVER & GOLD MINES LTD.
Entity Central Index Key	0000316888
Document Type	6-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Period End Date	Sep. 30, 2026
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2026
Entity File Number	001-35254
Entity Address Address Line 1	Suite 900
Entity Address Address Line 2	570 Granville Street
Entity Address Address Line 3	Vancouver
Entity Address City Or Town	Vancouver
Entity Address State Or Province	BC
Entity Address Postal Zip Code	V6C 3P1